Notes Payable to Related Parties (Details Narrative) (10K) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Jan. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from related party debt		$ 110,000			$ 300,000	$ 710,000	$ 610,000
Repaid on loan	$ 100,000
Due to officers and stockholders							60,000	60,000
Interest expense to related parties			$ 27,877	$ 17,795	26,067	$ 38,831	56,626	15,784
Accrued interest			$ 125,856		$ 125,856		$ 68,471	28,969
Loan [Member]
Percentage of loan accrues interest per annum							10.00%
Due to officers and stockholders							$ 10,000
Related Parties [Member]
Interest paid							$ 17,124	$ 0